SEGMENT REPORTING (Schedule of Segment Reporting Infomation by Segment) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Segment Reporting Information [Line Items]
Revenues	$ 120,794	$ 113,447
Operating income	30,331	27,969
Assets	95,030		$ 112,576
Goodwill	3,587		3,777
Expenditures for assets	7,084	3,096
Depreciation and amortization	4,735	4,980
Location Based Services [Member]
Segment Reporting Information [Line Items]
Revenues	87,189	81,437
Operating income	29,433	25,487
Assets	77,364		95,384
Goodwill	1,645		1,732
Expenditures for assets	6,802	2,846
Depreciation and amortization	4,517	4,847
Wireless Communications Products [Member]
Segment Reporting Information [Line Items]
Revenues	33,605	32,010
Operating income	898	2,482
Assets	17,666		17,192
Goodwill	1,942		$ 2,045
Expenditures for assets	282	250
Depreciation and amortization	$ 218	$ 133